SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUS

                     AMERICAN GENERAL LIFE INSURANCE COMPANY

                           VARIABLE SEPARATE ACCOUNT
   -------------------------------------------------------------------------
            Polaris Platinum II Variable Annuity dated May 1, 2018
                       PolarisAmerica Variable Annuity
   -------------------------------------------------------------------------

Effective on May 1, 2018, the Columbia Funds Variable Series Trust II "Columbia VP-Select International Equity Fund" changed its name to "Columbia VP-Overseas Core Fund." Accordingly, all references in the prospectus to the "Columbia VP-Select International Equity Fund" are replaced with the "Columbia VP-Select International Equity Fund."

Underlying Fund:        Managed by:                      Trust     Asset Class
----------------        -----------                      ------    -----------
Columbia VP-Overseas    Columbia Management Investment   CFT II    STOCK
Core Fund               Advisers, LLC



Dated:  May 18, 2018

             Please keep this Supplement with your Prospectus